COLUMBIA FUNDS SERIES TRUST I

COLUMBIA ASSET ALLOCATION FUND

(THE “FUND”)

SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2007

Effective October 2007, John Wilson was named Head of the Large Cap Growth Team for Columbia Management.

References to Mr. Wilson’s managerial responsibilities with respect to the Fund, as cited within the section of the prospectus entitled “Managing the Fund: Portfolio Managers,” are hereby amended to indicate that Mr. Wilson is lead manager of the sleeve of the Fund investing in large-cap growth stocks.

INT-47/136927-1007	October 31, 2007

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA LARGE CAP GROWTH FUND

(THE “FUND”)

SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2007

Effective October 2007, John Wilson was named Head of the Large Cap Growth Team for Columbia Management.

References to Mr. Wilson’s managerial responsibilities with respect to the Fund, as cited within the section of the prospectus entitled “Managing the Fund: Portfolio Managers,” are hereby amended to indicate that Mr. Wilson is lead manager of the Fund.

INT-47/136928-1007	October 31, 2007